Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013 gal	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 agreement gal	Sep. 30, 2012	Dec. 31, 2012 item gal
Derivative Instruments and Hedging Activities
Payments made or received under hedge agreements					$ 0	$ 0
Fuel hedge
Derivative Instruments and Hedging Activities
Number of master agreements				1		1
Total gallons of diesel fuel	3,400,000			3,400,000		6,000,000
Gallons of diesel fuel as a percentage of total estimated annual usage	27.20%			27.20%		30.20%
Fair value of derivative asset	0.5		0.2	0.5		0.6
Net receipts from the counterparty	0.1	0		0.4	0.8	1.0
Period over which deferred gain (loss) is expected to be reclassified from AOCI				12 months		12 months
Amount of deferred gain (loss) expected to be reclassified from AOCI				0.4		0.3
Net payments to the counterparty			1.5			1.0
Fuel hedge | Minimum
Derivative Instruments and Hedging Activities
Diesel fuel price (in dollars per gallon)				3.65		3.62
Fuel hedge | Maximum
Derivative Instruments and Hedging Activities
Diesel fuel price (in dollars per gallon)				4.02		4.06
Interest rate swap agreements
Derivative Instruments and Hedging Activities
Period over which deferred gain (loss) is expected to be reclassified from AOCI				12 months		12 months
Amount of deferred gain (loss) expected to be reclassified from AOCI				(2.0)		0.2
Notional amount of debt obligations	400			400		400
Effective rate of interest of debt (as a percent)	4.49%			4.49%		5.74%
Minimum variable interest rate of debt (as a percent)	1.00%			1.00%		1.50%
Fair value of derivative liability	3.5		2.4	3.5		4.6
Net payments to the counterparty	$ 0.5			$ 1.5		$ 0.5